Expense Example - AB Emerging Markets Opportunities ETF - AB Emerging Markets Opportunities ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 224